Business Combinations - Summary of Impact of Acquisitions by Comprehensive Income (Detail) - 12 months ended Dec. 31, 2018 - Siliconware Precision Industries Co., Ltd. [member]
$ in Thousands, $ in Thousands
	USD ($)	TWD ($)
Disclosure of detailed information about business combination [Line Items]
Operating revenue	$ 2,000,906	$ 61,247,727
Profit	$ 249,179	$ 7,627,382